[LOGO OF LINCOLN FINANCIAL GROUP]






                                                                Lincoln National
                                                         Money Market Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Money Market Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National Money Market Fund, Inc.

Managed by:

[LOGO OF LINCOLN FINANCIAL GROUP]


The Lincoln National Money Market Fund had a return of 2.5% for the first six months of 2001 as did its benchmark, the Salomon Smith Barney 90 day T-Bill Index*.

With manufacturing activity in December falling to its lowest level since the 1990-1991 recession, GDP expanding at the slowest pace in four years, and consumer confidence at its lowest level in two years, the Federal Reserve dropped the Federal Funds rate fifty basis points on January 3, four weeks ahead of its regularly scheduled meeting. During the month of January, economic numbers continued to remain weak prompting the Fed to cut the Fed Funds rate fifty basis points January 31. It was the first time since November 1984 the Fed had cut rates a full point in a single month. Rates were reduced an additional fifty basis points at the March 20 meeting as economic weakness continued to predominate the market.

The economy remained weak throughout the second quarter with the unemployment rate rising to its highest level in 2 1/2 years. The U.S. economy lost more jobs in April than at any time in the last ten years. Like the Fed's inter-meeting rate cut on January 3; the Fed surprised the market April 18 when it cut the Fed Funds target by 50 basis points. The Fed also reduced rates 50 basis points on May 15 and 25 basis points June 27 during regularly scheduled meetings. After its most recent cut the Fed stated "declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad continue to weigh on the economy." Since the first of the year, the Fed has reduced its target rate 2 3/4 percentage points in an effort to keep the slowdown from worsening. The Fed Funds target is 3.75%, the lowest level since May 1994.

Jil Schoeff Lindholm



* Salomon Smith Barney 90 Day T-Bill Index measures the return on short term securities. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.


                              Money Market Fund 1

Lincoln National
Money Market Fund,Inc.

Statement of Net Assets
June 30, 2001 (Unaudited)

Investments:
                                              Par                 Market
Money Market Instruments - 98.7%              Amount              Value
--------------------------------------------------------------------------------
Banking, Finance & Insurance - 60.4%
--------------------------------------------------------------------------------
Bank of Scotland
   4.54% 10/12/01                             $10,000,000       $  10,000,000
Credit Suisse First Boston
   5.11% 7/9/01                                10,000,000           9,988,644
Equitable Life Assurance Society
   3.931% 3/20/02                              13,000,000          13,000,000
General Electric Capital
   3.735% 10/10/01                             12,100,000          11,974,735
   3.79% 9/5/01                                 1,300,000           1,290,943
Goldman Sachs
   4.265% 2/11/02                              12,500,000          12,515,662
Harris Trust & Savings Bank
   4.25% 4/23/02                               10,000,000           9,999,606
JP Morgan Chase
   3.915% 7/31/01                               3,000,000           2,990,275
Lone Star Funding
   3.654% 9/21/01                              15,000,000          14,876,316
M&I Bank Milwaukee Wisconsin
   6.32% 12/14/01                              10,000,000          10,000,000
Marsh & McLennan
   3.67% 8/13/01                                2,500,000           2,489,011
Marsh USA
   3.779% 12/6/01                               8,800,000           8,656,712
   3.785% 9/5/01                                3,200,000           3,178,000
Mercantile Safe Deposit and Trust
   6.65% 10/25/01                              10,000,000          10,000,000
Merrill Lynch
   6.98% 8/7/01                                10,000,000           9,999,797
Moat Funding
   4.60% 10/10/01                              10,500,000          10,364,492
Swiss RE Financial Products
   4.244% 7/23/01                               7,500,000           7,480,750
   3.91% 7/31/01                                4,200,000           4,186,385
UBS Finance (DE)
   3.999% 8/8/01                               10,000,000           9,958,200
   4.55% 8/15/01                                3,000,000           2,982,938
Verizon Global Funding
   3.634% 8/27/01                               6,000,000           5,965,705
Wilmington Trust
   5.41% 7/19/01                               12,000,000          12,000,000
--------------------------------------------------------------------------------
                                                                  183,898,171
Chemicals - 4.3%
--------------------------------------------------------------------------------
Dow Chemical
   4.151% 7/2/01                               13,200,000          13,198,478
--------------------------------------------------------------------------------

Commercial Paper - 2.5%
--------------------------------------------------------------------------------
Verizon Global Funding
   3.90% 7/23/01                                7,500,000           7,482,125
--------------------------------------------------------------------------------

Computers & Technology - 3.8%
--------------------------------------------------------------------------------
Hewlett Packard
   3.79% 8/15/01                               11,700,000          11,644,571
--------------------------------------------------------------------------------

Consumer Products - 7.9%
--------------------------------------------------------------------------------
Gillette
   4.63% 7/16/01                               14,100,000          14,072,799
Philip Morris
   4.24% 12/4/01                               10,000,000          10,000,000
--------------------------------------------------------------------------------
                                                                   24,072,799

                                               Par              Market
Energy - 5.6%                                  Amount           Value
--------------------------------------------------------------------------------
Halliburton
   3.946% 8/23/01                              $6,000,000       $   5,965,462
Olympic Pipe Line
   3.92% 12/14/01                              11,250,000          11,250,000
--------------------------------------------------------------------------------
                                                                   17,215,462
Healthcare & Pharmaceuticals - 4.7%
--------------------------------------------------------------------------------
Becton Dickinson
   3.907% 8/13/01                               9,000,000           8,958,397
   4.85% 7/25/01                                1,900,000           1,893,857
   4.93% 7/17/01                                3,500,000           3,492,951
--------------------------------------------------------------------------------
                                                                   14,345,205
Industrial Machinery - 4.3%
--------------------------------------------------------------------------------
Caterpillar
   4.108% 3/1/02                               13,000,000          13,000,000
--------------------------------------------------------------------------------

Telecommunications - 5.2%
--------------------------------------------------------------------------------
AT&T
   5.696% 7/13/01                               8,000,000           8,000,000
BellSouth
   3.725% 8/22/01                               8,000,000           7,957,244
--------------------------------------------------------------------------------
                                                                   15,957,244

Total Money Market Instruments
(Cost $300,814,055)                                               300,814,055
--------------------------------------------------------------------------------

Total Market Value of Securities - 98.7%
(Cost $300,814,055)                                               300,814,055
--------------------------------------------------------------------------------
Receivables and Other Assets Net of Liabilities - 1.3%              3,944,878
--------------------------------------------------------------------------------

Net Assets - 100.0%
(Equivalent to $10.000 per share
based on 30,475,893 shares issued
and outstanding)                                                $ 304,758,933
--------------------------------------------------------------------------------

Components of Net Assets at June 30, 2001:
--------------------------------------------------------------------------------
Common Stock, par value $0.01 per share,
50,000,000  authorized shares                                   $     304,759
Paid in capital in excess of par value
   of shares issued                                               304,454,174
--------------------------------------------------------------------------------
Total Net Assets                                                $ 304,758,933
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                              Money Market Fund 2

Lincoln National Money Market Fund, Inc.

Statement of Operations
Six months ended June 30, 2001 (Unaudited)


Investment income:
  Interest                                                          $ 7,537,916
--------------------------------------------------------------------------------
    Total investment income                                           7,537,916
--------------------------------------------------------------------------------

Expenses:
  Management fees                                                       632,527
--------------------------------------------------------------------------------
  Accounting fees                                                        65,839
--------------------------------------------------------------------------------
  Printing and postage                                                   29,780
--------------------------------------------------------------------------------
  Professional fees                                                      23,371
--------------------------------------------------------------------------------
  Custody fees                                                           10,945
--------------------------------------------------------------------------------
  Directors fees                                                          2,100
--------------------------------------------------------------------------------
  Other                                                                   1,711
--------------------------------------------------------------------------------
                                                                        766,273
--------------------------------------------------------------------------------
  Less expenses paid indirectly                                          (3,862)
--------------------------------------------------------------------------------
    Total expenses                                                      762,411
--------------------------------------------------------------------------------
Net investment income                                                 6,775,505
--------------------------------------------------------------------------------

Net realized gain on investment transactions:
  Net realized gain on:
    Investment transactions                                              12,206
--------------------------------------------------------------------------------
  Net realized gain on investment transactions                           12,206
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $ 6,787,711
--------------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                Six months
                                                ended
                                                6/30/01           Year ended
                                                (Unaudited)       12/31/00
                                                --------------------------------
Changes from operations:
  Net investment income                         $   6,775,505     $  12,591,472
--------------------------------------------------------------------------------
  Net realized gain on investments                     12,206             3,231
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           6,787,711        12,594,703
--------------------------------------------------------------------------------

Distributions to shareholders from:
  Net investment income                            (6,787,711)      (12,594,703)
--------------------------------------------------------------------------------
    Total distributions to shareholders            (6,787,711)      (12,594,703)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions          51,661,496        18,421,424
--------------------------------------------------------------------------------

    Total increase in net assets                   51,661,496        18,421,424
--------------------------------------------------------------------------------

Net Assets, at beginning of period                253,097,437       234,676,013
--------------------------------------------------------------------------------
Net Assets, at end of period                    $ 304,758,933     $ 253,097,437
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                              Money Market Fund 3

Lincoln National Money Market Fund, Inc.
Financial Highlights
(Selected data for each capital share outstanding throughout each period)


                                           Six months
                                           ended
                                           6/30/2001 1,2 Year ended December 31,
                                           (Unaudited)   2000 1      1999        1998       1997       1996
                                           --------------------------------------------------------------------
Net asset value, beginning of period         $10.000     $10.000     $10.000     $10.000    $10.000    $10.000

Income from investment operations:
   Net investment income                       0.246       0.590       0.468       0.497      0.501      0.505
                                           --------------------------------------------------------------------
   Total from investment operations            0.246       0.590       0.468       0.497      0.501      0.505
                                           --------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income       (0.246)     (0.590)     (0.468)     (0.497)    (0.501)    (0.505)
                                           --------------------------------------------------------------------
Total dividends and distributions             (0.246)     (0.590)     (0.468)     (0.497)    (0.501)    (0.505)
                                           --------------------------------------------------------------------
Net asset value, end of period               $10.000     $10.000     $10.000     $10.000    $10.000    $10.000
                                           --------------------------------------------------------------------

Total Return                                    2.50%       6.07%       4.70%       5.10%      5.13%      5.07%

Ratios and supplemental data:
   Ratio of expenses to average net assets      0.55%       0.58%       0.59%       0.58%      0.59%      0.57%
   Ratio of net investment income
       to average net assets                    4.90%       5.91%       4.68%       4.97%      5.01%      5.07%
   Net assets, end of period (000 omitted)  $304,759    $253,097    $234,676    $137,062    $89,227    $90,358

1    Per share information was based on the average shares outstanding method.
2    Ratios have been annualized and total return has not been annualized.

See accompanying notes to financial statements.

                              Money Market Fund 4

Lincoln National Money Market Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National Money Market Fund, Inc. (the "Fund") is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with the preservation of capital. The Fund invests in short-term obligations issued by U.S. corporations, the U.S. Government, and federally chartered banks and U.S. branches of foreign banks.

1. Significant Accounting Policies

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001, the custodial fees offset arrangements amounted to $3,862.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Lincoln Investment Management Company changed its name to Delaware Lincoln Investment Advisers. Delaware Lincoln Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes.

4. Credit and Market Risks

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 60.4% of net assets at June 30, 2001. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

                              Money Market Fund 5

5. Summary of Changes From Capital Share Transactions

                                                 Shares Issued Upon                                     Net Increase
                      Capital                    Reinvestment of          Capital Shares                Resulting From Capital
                      Shares Sold                Dividends                Redeemed                      Share Transactions
                      ----------------------------------------------------------------------------------------------------------
                      Shares      Amount         Shares     Amount        Shares        Amount          Shares     Amount
                      ----------------------------------------------------------------------------------------------------------
Six months
 ended June 30, 2001
 (Unaudited):         18,587,744  $185,877,441     678,754  $  6,787,541  (14,100,349)  $(141,003,486)  5,166,149  $51,661,496

Year ended
  December 31, 2000:  41,631,270   416,312,696   1,259,270   12,592,702   (41,048,397)   (410,483,974)  1,842,143   18,421,424

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income daily. Distributions of net realized gains, if any, are declared and distributed annually.



                              Money Market Fund 6